UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		3 Months Ended		6 Months Ended				12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss		$ (19,021,602)	$ (4,562,875)	$ (63,706,540)		$ (19,435,884)		$ (42,124,668)		$ (6,540,797)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on sale/disposal of fixed assets				392,472		781,492
Loss on sale of fixed assets		(300,000)		(392,000)				1,769,732		995,528
Depreciation and amortization				4,986,192		4,094,854		9,091,219		6,673,685
Impairment of long-lived assets		627,000	0	626,848		0
Stock based compensation expense				32,045,584		4,780		9,224
Change in fair value of the Warrants				(533,000)		0
Change in fair value of freestanding derivative				50,559		0		2,709
Amortization of debt issuance costs		245,000	45,000	483,526		89,732		601,161		173,761
Loss (gain) on extinguishment of debt								844,925		(774,300)
Interest accrued on Legacy Bridger Series B Preferred Shares				0		3,586,587
Change in fair value of Legacy Bridger Series C Preferred Shares				0		945,455		3,918,636
Change in fair value of Series C Preferred shares embedded derivatives								1,039,330
Accrued interest on Series B Preferred shares								3,586,586		6,335,608
Realized gain on investments in marketable securities				(407,761)		0
Change in fair value of Series A Preferred Stock				(224,080)		0
Changes in operating assets and liabilities
Accounts receivable				(11,786,830)	[1]	(4,611,847)	[1]	6,090		2,227,649
Aircraft support parts				1,326,376		170,475		183,390		(1,195,346)
Prepaid expense and other current and noncurrent assets				(3,339,409)		522,745		(372,287)		(1,807,123)
Accounts payable, accrued expenses and other liabilities				(13,358,549)		3,822,406		11,526,345		(67,795)
Net cash used in operating activities				(53,444,612)		(10,029,205)		(9,917,608)		6,020,870
Cash Flows from Investing Activities:
Investments in construction in progress - aircraft										(28,000,000)
Investments in construction in progress – buildings				(2,444,633)		(3,983,754)		(9,809,946)		(3,195,769)
Purchases of marketable securities								(60,207,605)
Proceeds from sales and maturities of marketable securities				42,723,969		0		5,500,000
Investment in Overwatch Imaging, Inc.										(1,000,000)
Sale of property, plant and equipment				814,000		286,400		286,400
Purchases of property, plant and equipment				(12,528,089)		(5,300,950)		(25,582,065)		(22,567,083)
Net cash provided by (used in) investing activities				28,565,247		(8,998,304)		(89,813,216)		(54,762,852)
Cash Flows from Financing Activities:
Proceeds from the Closing				3,193,536		0
Costs incurred related to the Closing				(6,793,574)		0
Contributions from Series A Preferred shares members										5,000,000
Contributions from Series B Preferred shares members										50,000,000
Payment to Series A Preferred shares members								(236,250,000)
Payment to Series B Preferred shares members								(69,999,223)
Borrowings from Series C Preferred shares members, net of issuance costs								288,516,309
Payment of finance lease liability				(15,615)		0		(26,747)		(23,310)
Borrowings from 2022 taxable industrial revenue bond	[2]							160,000,000
Borrowings from 2021 taxable industrial revenue bond										7,330,000
Extinguishment of 2021 taxable industrial revenue bond								(7,549,900)
Borrowings from IPFS insurance loan										667,013
Borrowings from various First Interstate Bank vehicle loans				0		202,217		202,217		175,712
Payment of debt issuance costs				0		(3,000)		(4,417,807)		(670,298)
Payment of offering costs								(3,508,675)
Repayments on debt				(880,613)		(962,904)		(2,036,443)		(1,721,113)
Borrowing from Legacy Bridger Series C Preferred shares members, net of issuance costs				0		293,684,675
Net cash (used in) provided by financing activities				(4,496,266)		122,921,765		124,929,731		60,758,004
Effects of exchange rate changes				406		(263)		(413)		(776)
Net change in cash, cash equivalents and restricted cash				(29,375,225)		103,893,993		25,198,494		12,015,246
Cash, cash equivalents and restricted cash – beginning of the period				42,459,626		17,261,132		17,261,132		5,245,886
Cash, cash equivalents and restricted cash – end of the period		13,084,401	121,155,125	13,084,401		121,155,125		42,459,626		17,261,132
Less: Restricted cash – end of the period		12,239,819	3,922,506	12,239,819		3,922,506		12,297,151		3,572,041
Cash and cash equivalents – end of the period		844,582	117,232,619	844,582		117,232,619		30,162,475		13,689,091
Supplemental disclosure of non-cash operating and financing activities
Assumption of Jack Creek liabilities				7,463,673		0
Recognition of warrant liabilities				5,863,000		0
Recognition of Deferred underwriting fee				1,500,000		0
Recognition of new right-of-use asset and corresponding operating lease liability				1,092,519		0
Bonuses paid in Class A Common Stock				4,927,620		0
Deferred offering costs included in accrued expenses and other current liabilities				388,120		1,455,840
Issuance costs on Legacy Bridger Series C Preferred Shares		0	5,000,000	0		5,000,000
Supplemental cash flow information
Interest paid				11,489,494	[3]	3,715,257	[3]	12,746,793	[4]	2,686,442	[4]
Fixed assets in accounts payable				1,841,142		2,640,384		910,581		$ 2,446,383
Conversion of Promissory Note to Common Stock				897,400		0
Series A Preferred Stock – adjustment for deemed dividend upon Closing		0	0	48,300,000		0
Series A Preferred Stock – adjustment to eliminate 50% multiplier				156,362,597		0
Adjustment To The Maximum Redemptions Value For Legacy Bridger Series C Preferred Shares		$ 0	$ 191,240,782	0		191,240,782
Series A Preferred Stock - adjustment to maximum redemption value				10,080,021		0
Legacy Bridger Series A Preferred Shares – adjustment for redemption, extinguishment and accrued interest				0		85,663,336
Deferred offering costs included in accrued expenses and other current liabilities								2,291,469
Adjustment of Series C Preferred shares to maximum redemption value								$ 200,505,236
Series A Preferred Stock
Cash Flows from Financing Activities:
Payments to Legacy Bridger preferred shares members				0		(100,000,000)
Series B Preferred Stock
Cash Flows from Financing Activities:
Payments to Legacy Bridger preferred shares members				$ 0		$ (69,999,223)

[1]	Includes related party accounts receivable of $427,454 for the six months ended June 30, 2023.
[2]	Includes related party debt of $10,000,000 for the 2022 taxable industrial revenue bond.
[3]	Includes related party interest paid of approximately $575,000 for the 2022 taxable industrial revenue bond for the six months ended June 30, 2023.
[4]	Includes related party interest paid of approximately $128,000 for the 2022 taxable industrial revenue bond.